Other financial assets	12 Months Ended
Dec. 31, 2020
Other financial assets
Other financial assets

9.           Other financial assets

	2020	2019
Assets measured at fair value through profit or loss
Investment Portfolio – Local currency	474,535	1,630,149
Investment Portfolio – Foreign currency	2,494,124	3,340,908
	2,968,659	4,971,057
Assets measured at fair value through other comprehensive income	732	-
Assets measured at amortized cost	3,391	3,367
Hedging instruments	98,877	4,868
	3,071,659	4,979,292

Current	2,194,651	1,624,018
Non–current	877,008	3,355,274
	3,071,659	4,979,292

The average return of the investment portfolio in Colombian pesos and U.S. dollars were approximately 5.6% (2019 – 5.4%) and approximately 2.3% (2019 – 3.6%), respectively.

Changes in fair value are recognized in financial results (Note 28).

9.1         Restrictions

As of December 31, 2020 and 2019, there were no investments with restricted use.

9.2         Maturity

	2020	2019
Up to 1 year	2,194,651	1,624,018
1 – 2 years	101,216	983,571
2 – 5 years	573,420	1,791,549
> 5 years	202,372	580,154
	3,071,659	4,979,292

9.3         Fair value

The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2020 and 2019:

	2020	2019
Level 1	5,273	472,547
Level 2	3,062,995	4,503,378
	3,068,268	4,975,925

There were no transfers between hierarchy levels for the years ended December 31, 2020 and 2019.

The securities comprising Group’s portfolio are valued on a daily basis according to the instructions issued by the Financial Superintendence of Colombia. To this end, the information provided by authorized entities is used, which includes data from active markets. For cases in which market data is not available, other directly or indirectly observable data is used.

For U.S. dollar–denominated investments, fair value is based on information released by Bloomberg, while for investments denominated in Colombian pesos, fair value is provided by Precia, an entity authorized by the Financial Superintendence of Colombia to provide this service.

Within the investment valuation hierarchy process, other relevant aspects are taken into account, such as the issuer’s rating, investment rating and the risk analysis of the issuer performed by the Ecopetrol Business Group.

9.4         Credit rating

The following table reflects the credit quality of the issuers of other financial assets measured at fair value through profit or loss:

	2020	2019
A-1	1,107,777	—
BBB-	758,472	—
F1+	551,626	350,325
AAA	353,939	2,707,019
A-3	127,861	—
A+	60,692	712,934
F1	43,839	—
AA-	21,263	186,325
A	21,179	186,222
AA	7,759	477,423
AA+	5,332	155,012
A1	—	18,168
BBB	—	159,968
Rating not available	876	—
Other	11,044	25,896
	3,071,659	4,979,292

See credit risk policy in Note 30.8.